Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Exposure to Credit Risk
9.1	Loans and other financing measured at amortized cost
According to the nature of the information to be disclosed and the loan characteristics, the Bank groups them as follows (see in addition Note 52.1.4):

Composition	12/31/2024	12/31/2023
Loans and other financing	5,925,015,422	4,109,867,412
Individual assessment	1,525,810,240	955,501,068
Collective assessment	4,399,205,182	3,154,366,344

Less: Allowance for ECL	(123,354,597)	(116,827,575)

Total	5,801,660,825	3,993,039,837

Summary of Impairment Allowance for Loans and Other Financing
The following table shows the credit quality and the carrying amount of credit risk, based on the Bank’s credit risk rating system, the probability of default (PD) and the year-end stage classification, taking into account what was mentioned in the previous paragraph. The amounts are presented gross of the impairment allowances.

Internal rating grade	Range PD			12/3 1 /2024
				Stage 1	Stage 2	Stage 3	Total	%
Performing				5,629,903,605	107,331,873		5,737,235,478	96.83
High grade	0.00%	-	3.50%	5,054,424,112	27,078,504		5,081,502,616	85.76
Standard grade	3.51%	-	7.00%	334,245,264	24,728,616		358,973,880	6.06
Sub-standard grade	7.01%	-	33.00%	241,234,229	55,524,753		296,758,982	5.01
Past due but not impaired (1)	33.01%	-	99.99%	57,069,647	64,085,088		121,154,735	2.05
Impaired		100%				66,625,209	66,625,209	1.12

Total				5,686,973,252	171,416,961	66,625,209	5,925,015,422	100

%				95.98	2.90	1.12	100

Internal rating grade	Range PD			12/31/2023
				Stage 1	Stage 2	Stage 3	Total	%
Performing				3,851,436,730	107,415,588		3,958,852,318	96.32
High grade	0.00%	-	3.50%	3,607,639,957	38,375,337		3,646,015,294	88.70
Standard grade	3.51%	-	7.00%	161,840,600	24,164,485		186,005,085	4.53
Sub-standard grade	7.01%	-	33.00%	81,956,173	44,875,766		126,831,939	3.09
Past due but not impaired (1)	33.01%	-	99.99%	20,818,791	86,657,976		107,476,767	2.62
Impaired		100%				43,538,327	43,538,327	1.06

Total				3,872,255,521	194,073,564	43,538,327	4,109,867,412	100

%				94.22	4.72	1.06	100

(1)	It includes transactions under collective assessment which are more than 5 days past due independently of the PD range assigned.

Summary of Exposures Gross of Impairment Allowances
The table below shows the exposures gross of impairment allowances by stage:

Composition	12/31/2024
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities and Central Bank of Argentina bills	2,680,130,775			2,680,130,775	99.71
Corporate bonds	6,332,597			6,332,597	0.24
Financial trusts	1,310,610			1,310,610	0.05

Total	2,687,773,982			2,687,773,982	100

%	100			100

Composition	12/31/2023
	Stage 1	Stage 2	Stage 3	Total	%

Local government securities and Central Bank of Argentina bills	281,199,178			281,199,178	92.16
Corporate bonds	22,473,671			22,473,671	7.37
Financial trusts	1,448,430			1,448,430	0.47
Other private securities			312	312

Total	305,121,279		312	305,121,591	100

%	100			100

Summary Of Detailed Information Of Exposures And Gross Carrying Impairment Allowance Of Goverment Securities At Fair Value
The table below shows the exposures gross of impairment allowances by stage:

Composition	12/31/2024
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities	372,181,358			372,181,358	84.84
Foreign government securities	66,522,379			66,522,379	15.16

Total	438,703,737			438,703,737	100

%	100			100

Composition	12/31/2023
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities	540,301,477			540,301,477	85.06
Foreign government securities	94,891,857			94,891,857	14.94

Total	635,193,334			635,193,334	100

%	100			100

Summary Of Detailed Information Of Exposures And Gross Carrying Impairment Allowance Of Other Financial Assets
The table below shows the exposures gross of impairment allowances by stage:

Composition	12/31/2024
	Stage 1	Stage 2	Stage 3	Total	%
Other financial assets	502,259,375			502,259,375	100

Total	502,259,375			502,259,375	100

%	100			100

Composition	12/31/2023
	Stage 1	Stage 2	Stage 3	Total	%
Other financial assets	382,361,722			382,361,722	100

Total	382,361,722			382,361,722	100

%	100			100

Summary of Detailed Information About Contingent Transaction Exposures Gross of Impairment Allowances by Stage
The table below shows the exposures gross of impairment allowances by stage:

Composition	12/31/2024
	Stage 1	Stage 2	Stage 3	Total	%
Undrawn commitments of credit cards and checking accounts	3,984,550,273	22,320,115	62,785	4,006,933,173	94.16
Guarantees granted	202,650,721	325,010		202,975,731	4.77
Overdraft and unused agreed commitments	45,557,863	51,253		45,609,116	1.07

Total	4,232,758,857	22,696,378	62,785	4,255,518,020	100

%	99.47	0.53		100

Composition	12/31/2023
	Stage 1	Stage 2	Stage 3	Total	%
Undrawn commitments of credit cards and checking accounts	2,992,085,586	23,238,765	5,653	3,015,330,004	84.14
Guarantees granted	401,529,174			401,529,174	11.20
Responsibilities for foreign trade operations	87,345,788			87,345,788	2.44
Overdraft and unused agreed commitments	79,566,815	71,305		79,638,120	2.22

Total	3,560,527,363	23,310,070	5,653	3,583,843,086	100

%	99.35	0.65		100

Expected credit losses individually assessed [member]
Statement [LineItems]
Summary of Exposure to Credit Risk
The table below shows the credit quality and the debt balance to credit risk of corporate loans by grade of credit risk classification, based on the Bank’s internal credit rating system, PD range and classification by stages as of the date of the reporting period. The Bank’s internal credit rating systems and the evaluation and measurement approaches are explained in Note 52 section “Credit risk”.

Internal rating grade	Range PD			12/31/2024
				Stage 1	Stage 2	Stage 3	Total	%
Performing				1,493,279,244	15,149,753		1,508,428,997	98.86
High grade	0.00%	-	3.50%	1,478,244,781	12,098,069		1,490,342,850	97.68
Standard grade	3.51%	-	7.00%	4,451,091	3,051,684		7,502,775	0.49
Sub-standard grade	7.01%	-	33.00%	10,583,372			10,583,372	0.69
Past due but not impaired	33.01%	-	99.99%
Impaired		100%				17,381,243	17,381,243	1.14

Total				1,493,279,244	15,149,753	17,381,243	1,525,810,240	100

%				97.87	0.99	1.14	100

Internal rating grade	Range PD			12/31/2023
				Stage 1	Stage 2	Stage 3	Total	%
Performing				886,073,325	15,455,160		901,528,485	94.35
High grade	0.00%	-	3.50%	807,664,086	9,304,513		816,968,599	85.50
Standard grade	3.51%	-	7.00%	44,696,723	3,182		44,699,905	4.68
Sub-standard grade	7.01%	-	33.00%	33,712,516	6,147,465		39,859,981	4.17
Past due but not impaired	33.01%	-	99.99%		38,587,859		38,587,859	4.04
Impaired		100%				15,384,724	15,384,724	1.61

Total				886,073,325	54,043,019	15,384,724	955,501,068	100

%				92.73	5.66	1.61	100

Expected credit losses collectively assessed [member]
Statement [LineItems]
Summary of Exposure to Credit Risk
The table below shows the credit quality and the debt balance to credit risk of loans portfolio under collective assessment, by grade of credit risk classification, based on the Bank’s internal credit rating system, PD range and classification by stages as of the date of the reporting period. The Bank’s internal credit rating systems and the evaluation and measurement approaches are explained in Note 52 section “Credit risk”.

Internal rating grade	Range PD			12/31/2024
				Stage 1	Stage 2	Stage 3	Total	%
Performing				4,136,624,361	92,182,120		4,228,806,481	96.13
High grade	0.00%	-	3.50%	3,576,179,331	14,980,435		3,591,159,766	81.63
Standard grade	3.51%	-	7.00%	329,794,173	21,676,932		351,471,105	7.99
Sub-standard grade	7.01%	-	33.00%	230,650,857	55,524,753		286,175,610	6.51
Past due but not impaired (1)	33.01%	-	99.99%	57,069,647	64,085,088		121,154,735	2.75
Impaired		100%				49,243,966	49,243,966	1.12

Total				4,193,694,008	156,267,208	49,243,966	4,399,205,182	100

%				95.33	3.55	1.12	100

Internal rating grade	Range PD			12/31/2023
				Stage 1	Stage 2	Stage 3	Total	%
Performing				2,965,363,405	91,960,428		3,057,323,833	96.93
High grade	0.00%	-	3.50%	2,799,975,871	29,070,824		2,829,046,695	89.69
Standard grade	3.51%	-	7.00%	117,143,877	24,161,303		141,305,180	4.48
Sub-standard grade	7.01%	-	33.00%	48,243,657	38,728,301		86,971,958	2.76
Past due but not impaired (1)	33.01%	-	99.99%	20,818,791	48,070,117		68,888,908	2.18
Impaired		100%				28,153,603	28,153,603	0.89

Total				2,986,182,196	140,030,545	28,153,603	3,154,366,344	100

%				94.67	4.44	0.89	100

(1)	It includes transactions which are more than 5 days past due independently of the PD range assigned.

Commercial [member]
Statement [LineItems]
Summary of Exposure to Credit Risk
An analysis of changes in the gross carrying amount and the corresponding ECL allowances in relation to lending on an individual assessment is as follows:

	Stage			Total
	1	2	3
Gross carrying amount as of January 1, 2024	886,073,325	54,043,019	15,384,724	955,501,068
Assets originated or purchased	1,438,683,385	291,591		1,438,974,976
Assets derecognized or repaid	(372,382,088)	(5,537,451)	(2,015,078)	(379,934,617)
Variations	91,297,555	76,778	1,303,120	92,677,453
Transfers to Stage 1	2,563	(2,563)
Transfers to Stage 2	(42)	42
Transfers to Stage 3	(7,143,490)	(4,590,923)	11,734,413
Amounts Written Off			(305,969)	(305,969)
Monetary effect	(543,251,964)	(29,130,740)	(8,719,967)	(581,102,671)

As of December 31, 2024	1,493,279,244	15,149,753	17,381,243	1,525,810,240

	Stage			Total
	1	2	3
Gross carrying amount as of January 1, 2023	711,962,751	17,429,280	9,324,710	738,716,741
Assets originated or purchased	1,414,968,469	46,249,081		1,461,217,550
Assets derecognized or repaid	(385,296,690)		(6,118,860)	(391,415,550)
Variations	61,008,479	14,367,791	23,881,746	99,258,016
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Amounts Written Off			(1,410,775)	(1,410,775)
Monetary effect	(916,569,684)	(24,003,133)	(10,292,097)	(950,864,914)

As of December 31, 2023	886,073,325	54,043,019	15,384,724	955,501,068

	Stage			Total
	1	2	3
ECL amount as of January 1, 2024	10,143,065	29,582,127	12,096,101	51,821,293
Assets originated or purchased	9,140,450	160,070		9,300,520
Assets derecognized or repaid	(4,182,790)	(8,468,635)	(2,101,204)	(14,752,629)
Variations	(179,093)	(4,214,007)	970,760	(3,422,340)
Transfers to Stage 1	300	(300)
Transfers to Stage 2	(693)	693
Transfers to Stage 3	(5,270,176)	(814,927)	6,085,103
Amounts Written Off			(306,011)	(306,011)
Monetary effect	(5,769,050)	(15,675,845)	(6,696,621)	(28,141,516)

As of December 31, 2024	3,882,013	569,176	10,048,128	14,499,317

	Stage			Total
	1	2	3
ECL amount as of January 1, 2023	6,393,460	2,252,175	5,214,461	13,860,096
Assets originated or purchased	14,819,910	29,909,593		44,729,503
Assets derecognized or repaid	(3,056,554)		(3,069,030)	(6,125,584)
Variations	26,659	5,487,609	17,137,967	22,652,235
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Amounts Written Off			(1,051,504)	(1,051,504)
Monetary effect	(8,040,410)	(8,067,250)	(6,135,793)	(22,243,453)

As of December 31, 2023	10,143,065	29,582,127	12,096,101	51,821,293

Consumer [member]
Statement [LineItems]
Summary of Exposure to Credit Risk
An analysis of changes in the gross carrying amount and the corresponding ECL allowances in relation to lending on a collective assessment is as follows:

	Stage			Total
	1	2	3
Gross carrying amount as of January 1, 2024	2,986,182,196	140,030,545	28,153,603	3,154,366,344
Assets originated or purchased	2,683,176,456	113,276,642		2,796,453,098
Assets derecognized or repaid	(648,984,712)	(28,679,364)	(5,095,162)	(682,759,238)
Variations	949,681,882	20,124,790	5,297,150	975,103,822
Transfers to Stage 1	26,296,863	(26,077,546)	(219,317)
Transfers to Stage 2	(23,615,450)	23,789,195	(173,745)
Transfers to Stage 3	(41,644,683)	(2,353,424)	43,998,107
Amounts Written Off	(1,964,243)	(1,749,773)	(5,860,024)	(9,574,040)
Monetary effect	(1,735,434,301)	(82,093,857)	(16,856,646)	(1,834,384,804)

As of December 31, 2024	4,193,694,008	156,267,208	49,243,966	4,399,205,182

	Stage			Total
	1	2	3
Gross carrying amount as of January 1, 2023	3,251,326,588	119,211,327	24,664,394	3,395,202,309
Assets originated or purchased	2,805,222,783	131,652,646		2,936,875,429
Assets derecognized or repaid	(576,540,804)	(17,028,573)	(3,773,663)	(597,343,040)
Variations	863,176,481	25,838,367	28,949,714	917,964,562
Transfers to Stage 1	46,099,523	(45,528,177)	(571,346)
Transfers to Stage 2	(89,823,544)	90,386,271	(562,727)
Transfers to Stage 3	(14,731,398)	(7,479,499)	22,210,897
Amounts Written Off	(1,272,360)	(4,149,475)	(8,921,850)	(14,343,685)
Monetary effect	(3,297,275,073)	(152,872,342)	(33,841,816)	(3,483,989,231)

As of December 31, 2023	2,986,182,196	140,030,545	28,153,603	3,154,366,344

	Stage			Total
	1	2	3
ECL amount as of January 1, 2024	33,312,282	10,006,640	21,687,360	65,006,282
Assets originated or purchased	62,011,648	13,001,831		75,013,479
Assets derecognized or repaid	(5,410,388)	(1,794,681)	(3,768,110)	(10,973,179)
Variations	5,165,069	7,847,843	10,583,528	23,596,440
Transfers to Stage 1	1,953,604	(1,787,051)	(166,553)
Transfers to Stage 2	(753,917)	874,240	(120,323)
Transfers to Stage 3	(27,647,987)	(303,853)	27,951,840
Amounts Written Off	(229,600)	(353,380)	(4,653,961)	(5,236,941)
Monetary effect	(19,217,254)	(6,318,805)	(13,014,742)	(38,550,801)

As of December 31, 2024	49,183,457	21,172,784	38,499,039	108,855,280

	Stage			Total
	1	2	3
ECL amount as of January 1, 2023	30,231,121	12,283,850	18,236,500	60,751,471
Assets originated or purchased	27,745,334	8,166,731		35,912,065
Assets derecognized or repaid	(3,807,083)	(2,278,430)	(2,792,755)	(8,878,268)
Variations	8,808,827	8,055,390	37,446,553	54,310,770
Transfers to Stage 1	4,115,536	(3,702,269)	(413,267)
Transfers to Stage 2	(1,964,842)	2,370,725	(405,883)
Transfers to Stage 3	(419,123)	(1,176,999)	1,596,122
Amounts Written Off	(114,772)	(889,460)	(6,330,079)	(7,334,311)
Monetary effect	(31,282,716)	(12,822,898)	(25,649,831)	(69,755,445)

As of December 31, 2023	33,312,282	10,006,640	21,687,360	65,006,282